SHORT-TERM DEBT (Details) - USD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Short-term Debt [Line Items]
Short-term debt	$ 45	$ 0
Strategic Innovation Fund
Short-term Debt [Line Items]
Debt - Current & Non-Current	$ 20
Debt, Weighted Average Interest Rate	4.70%
Short-term debt	$ 2
Atlantic Canada Opportunities Agency (ACOA)
Short-term Debt [Line Items]
Debt - Current & Non-Current	$ 4
Debt, Weighted Average Interest Rate	4.50%
Short-term debt	$ 3